UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pardus Capital Management, L.P.
Address: 590 Madison Avenue
         25th Floor, Suite E
         New York, New York  10022

13F File Number:  28-11762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy Bass
Title:     Vice President, General Counsel and Chief Compliance Officer
Phone:     212.381.7770

Signature, Place, and Date of Signing:

     Timothy Bass     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     5

Form13F Information Table Value Total:     $247,156 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108    11410  3500000 SH       SOLE    NO            3500000        0        0
UAL CORP                       COM NEW          902549807    29232  5600000 SH       SOLE    NO            5600000        0        0
VIRGIN MEDIA INC               COM              92769L101   126573  9300000 SH       SOLE    NO            9300000        0        0
VIRGIN MEDIA INC               COM              92769L101      778    44200 SH  CALL SOLE    NO              44200        0        0
VISTEON CORP                   COM              92839U107    79163 30100000 SH       SOLE    NO           30100000        0        0